                                                     Registration No. 811-10465
       As filed with the Securities and Exchange Commission on August 14, 2001

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ X ]

            Pre-Effective Amendment No.  ____                          [   ]

            Post-Effective Amendment No. ____                          [   ]

                                    and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ X ]

            Amendment No.  ____                                        [   ]

                       (Check appropriate box or boxes)

                              GOLD PROSPECTOR FUNDS
       -------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               10975 El Monte, Suite 225, Overland Park, KS 66211
    ------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (913) 396-0300
      -------------------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

    Martin A. Cramer, BMA Tower, 700 Karnes Boulevard, Kansas City, MO 64108
    ------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                                 Larry D. Armel
                               12618 Cedar Street
                       Shawnee Mission, KS 66209-3148

                             Michael P. O'Hare, Esq.
                    Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate  Date of Proposed  Public  Offering:  As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

     ____   immediately upon filing pursuant to paragraph (b) of Rule 485

     ____   on (date) pursuant to paragraph (b) of Rule 485

     ____   60 days after filing pursuant to paragraph (a)(1) of Rule 485

     ____   on (date) pursuant to paragraph (a)(1) of Rule 485

     ____   75 days after filing pursuant to paragraph (a)(2) of Rule 485

     ____   on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

    ____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Gold Prospector Funds
Mutual funds managed by Gold Capital Management, Inc.,
a subsidiary of Gold Banc Corporation, Inc.

                           PROSPECTUS JANUARY 1, 2002

Gold Prospector Equity Fund
Gold Prospector Money Market Fund

Shares of the Funds have not been approved or  disapproved by the Securities and
Exchange  Commission  nor has the  Commission  passed  on the  adequacy  of this
Prospectus. Any representation to the contrary is a criminal offense.

[Second Page - This page left blank intentionally.]

PROSPECTUS                                                       JANUARY 1, 2002

                                                        Toll-Free 1-800-000-0000

Gold Prospector Equity Fund
Gold Prospector Money Market Fund

Investment Advisor, Distributor and Manager:
Gold Capital Management, Inc.
Overland Park, Kansas

TABLE OF CONTENTS

                                                                            Page
Information About the Funds

Information About Investing

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES and RISKS

The shares offered by this  prospectus  are not deposits or obligations  of, nor guaranteed  by, Gold Banc  Corporation,  Inc. or any other banking  institution.
They are not  federally  insured by the Federal  Deposit  Insurance  Corporation
(F.D.I.C.) or any other U.S. Government Agency.  These shares involve investment risks, including the possible loss of the principal invested.

Gold Prospector Equity Fund

Investment Objectives

The  Fund's  primary  investment  objective  is to achieve  long-term  growth of capital.  Its secondary objective is to provide current income from dividends or interest.  These  investment  objectives  may be changed by the Fund's  Board of
Trustees without shareholder approval.

Principal Investment Strategies

The Fund maintains a diversified  portfolio of investments and normally  invests at least 80% of its net assets in equity  securities.  Equity securities include common stocks,  which represent a share of the ownership of a company. The value of a company's  common stock is based on the success of the company's  business, any income paid to  stockholders,  the value of the  company's  assets,  general market conditions and the expectations of investors.

The Fund may invest in securities of companies of any size market capitalization
(share  price  multiplied  by the number of common  stock  shares  outstanding), including a significant  portion of its assets in smaller  companies (those with market capitalization less than $2 billion).  Normally, however, the majority of the Fund's investments are in mid-cap and large-cap stocks.

The Fund buys equity  securities  of  companies  that the adviser  believes  are valuable because they offer opportunities for above-average  growth in revenues, earnings or  dividends,  or because they have  valuable  market  share,  assets, franchises,  trademarks  or other  attributes  that suggest  that the  company's business  outlook is  favorable.  The adviser also uses  fundamental  investment
analysis   to  evaluate  a  company's   price-to-earnings,   price-to-book,   or
price-to-cash flow ratios, or other factors such as dividend yield, in an effort to identify  companies whose  securities are available at favorable  prices.  As part of the adviser's  investment  selection process,  the adviser considers the overall  economic  climate and the  business  cycle,  as well as the outlook for various industries and sectors. The Fund does not concentrate its investments in any single industry.

The Fund  generally  sells  securities  when the adviser  believes  that they no longer  provide  attractive  opportunities  for capital  growth or income due to changes in the company's fundamental financial  characteristics,  changes in the outlook for the relevant  marketplace,  industry or sector,  or deterioration in firm management or the execution of the company's  business  strategy.  Although the Fund may also sell a security to take profits,  or when its price rises to a level where the adviser  believes  that there may be greater  opportunities  for capital growth  elsewhere,  the Fund generally  favors a "buy and hold" approach and does not engage in frequent trading.

The Fund seeks to achieve its  secondary  objective  of income by  investing  in stocks that pay  dividends.  The Fund is also  authorized to invest up to 20% of its net assets in other  securities,  including  securities that are convertible into equity securities,  or in fixed-income  securities that may provide income, such as high grade corporate bonds, government securities, or money market funds and money market instruments.

The Fund generally  holds some cash,  short-term  debt  obligations,  government securities or other  high-quality  investments for reserves to cover redemptions and unanticipated expenses.  There may be times, however, when the Fund attempts to  respond  to adverse  market,  economic,  political  or other  conditions  by investing up to 100% of its assets in those types of  investments  for temporary defensive purposes.  During those times, the Fund will not be able to pursue its primary investment objective and, instead, will focus on preserving its assets.

Principal Risks

Market  Risks.  The  principal  risk of  investing  in the  Fund is that  equity securities,  including  common  stocks,  are  subject  to market,  economic  and business  risks that will cause their prices to fluctuate  over time.  Different types of investments  tend to shift in and out of favor  depending on market and economic  conditions.  At various  times,  stocks will be more or less favorable than bonds,  and small company  stocks will be more or less favorable than large company stocks.  While common stocks have  historically been a leading choice of long-term  investors,  stock  prices may  decline  over  short or even  extended periods.  Therefore, the value of your investment in the Fund may go up and down and you could lose money.

In  addition,  the  Fund's  investment  success  depends  on  the  skill  of the investment adviser in evaluating, selecting and monitoring the Fund's assets. If the adviser's conclusions about growth rates or stock values are incorrect,  the
Fund may not perform as anticipated.

Small and Mid-Sized Company Risks. Smaller and mid-sized company securities have traditionally  been more  volatile  in price  than  larger  company  securities, especially  over the  short  term.  Among  the  reasons  for the  greater  price volatility  are the less  certain  growth  prospects  of smaller  and  mid-sized companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of these companies to changing economic conditions.

Smaller and mid-sized companies also may lack depth of management,  be unable to generate  funds  necessary  for  growth  or  development,  or be  developing  or marketing new products or services for which markets are not yet established and may never become  established.  Smaller companies,  and to some extent mid-sized companies,  may offer greater  opportunities  for capital growth,  but they also involve substantial risk and should be considered speculative.

More detailed  information about the Fund, its investment policies and risks can be found in the Fund's Statement of Additional  Information,  which is available upon request from the Fund at no charge.

Gold Prospector Money Market Fund

Investment Objective

The Fund's investment  objective is to earn the maximum amount of income that is consistent with  maintaining the safety and liquidity of the Fund's assets,  and to  maintain  a  constant  net  asset  value of $1 per  share.  This  investment objective  may be changed by the Fund's  Board of Trustees  without  shareholder approval.

Principal Investment Strategies

The Fund pursues its  objective by investing in high  quality,  short-term  debt instruments  (money  market  securities)  in a manner  that  meets  the  federal requirements  for quality,  maturity  and  diversification  applicable  to money market mutual funds. Examples of these securities are as follows:

o U.S. Government Securities: Direct obligations of the U.S. government, such as
Treasury bills, notes or bonds.

o U.S. Government Agency Securities: Obligations of U.S. government agencies and instrumentalities  that are  secured  by the full  faith and  credit of the U.S.
Treasury; or that are secured by the right of the issuer to borrow from the U.S.
Treasury;  or that are  supported  by the  credit of the  particular  government agency or instrumentality.

o Bank  Obligations:  Domestic  short-term  obligations  issued by  larger  U.S.
commercial  banks and  savings  and loan  associations  that are  members of the
Federal Deposit  Insurance  Corporation,  or holding companies of such banks and associations.  Bank  obligations  may include  fixed,  floating or variable rate certificates  of  deposit,  letters of  credit,  time  deposits,  bank notes and bankers' acceptances.

o Commercial  Paper:  Short-term  obligations of a bank,  corporation,  or other borrower that meet the Fund's high credit-quality standards.

o  Repurchase  Agreements:  Agreements  to buy  securities  (usually  government securities)  and then sell the securities back after a short period of time at a higher price. The Fund normally enters into overnight repurchase agreements.

The Fund maintains a dollar weighted  average  portfolio  maturity of 90 days or less and only buys  securities  with  remaining  maturities of 397 days or less.
Also, the Fund only buys securities that the adviser  determines present minimal credit  risks  and are rated in the top two  short-term  ratings  by  nationally recognized ratings services (or comparable unrated securities).

Principal Risks

Credit  Risks:  Changes in an issuer's  financial  strength or credit rating may affect a security's value. In addition, it is possible that an issuer of a money market  security may be unable to make interest and/or  principal  payments that are payable to the Fund.  Financial  services companies such as banks are highly dependent on the supply of short-term financing.  The value of securities issued by  financial  services  companies  can be  sensitive  to changes in  government regulation, interest rates and to economic downturns.

Interest  Rate  Risks.  Interest  rate  changes are  unpredictable  and occur in response to general  economic  conditions and also as a result of actions by the
Federal  Reserve Board.  A reduction in short-term  interest rates will normally result in reduced interest income to the Fund and reduced  dividends  payable to shareholders.  An increase in short-term  interest  rates will normally have the effect of increasing dividends to shareholders.

Investments  in the Fund are not insured or  guaranteed  by the Federal  Deposit
Insurance  Corporation or any other government  agency.  While the Fund seeks to maintain its share price at $1.00,  the yield earned by the Fund will  fluctuate and it is possible to lose money by investing in the Fund.

More  detailed  information  about the Fund,  its  investment  policies,  credit standards,  and  risks  can be  found  in the  Fund's  Statement  of  Additional
Information, which is available upon request from the Fund at no charge.

PERFORMANCE

The  Funds  are  new  as of  January  1,  2002,  therefore,  there  is  no  past performance.  When the Funds establish a performance  record,  this section will contain a bar chart that shows changes in the Funds'  returns from year to year, as well as a table that shows the Funds' average annual total returns.

FEES AND EXPENSES

The following  tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  Gold  Prospector  Equity Fund and Gold Prospector
Money Market Fund are new Funds as of January 1, 2002,  so the amounts of "Other
Expenses," "Total Annual Fund Expenses" and the "Example" are based on estimates for the first year of operations.

                                                         Gold Prospector    Gold Prospector
                                                           Equity Fund     Money Market Fund

Shareholder Fees
(fees paid directly from your investment)
      Maximum Sales Charge (Load) Imposed on Purchases           None             None
      Maximum Deferred Sales Charge (Load)                       None             None
      Maximum Sales Charge (Load) Imposed
            on Reinvested Dividends                              None             None
      Redemption Fee                                             None             None
      Exchange Fee                                               None             None

Annual Fund Operating Expenses
(expenses deducted from Fund assets)
      Management Fees                                           .75%              .50%
      Distribution (12b-1) Fees                                  .25%             None
      Other Expenses1                                            .20%             .20%
      Total Annual Fund Operating Expenses                      1.20%             .70%
Less Manager's Fee Waiver/Payments2                            (.15%)           (.15%)
Revised Total Annual Fund Operating Expenses                    1.05%             .55%

1 Other expenses are based on estimates for the current fiscal year.

2 The Funds' Manager has contractually agreed to waive fees and/or make payments in order to keep total  operating  expenses of the Funds to the level  described above under  Revised  Total Annual Fund  Operating  Expenses for a period of one year ending  December 31,  2002.  This  arrangement  may be renewed on an annual basis.

Examples

The following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all your shares at the end of those periods.  The examples also assume that your investment  has a 5% return  each year and that the  Funds'  operating  expenses remain the same.  Although  your actual  costs may be higher or lower,  based on these assumptions your costs would be:

              Gold Prospector               Gold Prospector
                Equity Fund                Money Market Fund

1 Year            $     122                  $     72
3 Years           $     381                  $    224

MANAGEMENT

The management  and affairs of the Funds are  supervised by the Gold  Prospector
Funds Board of Trustees  under the laws of the State of  Delaware.  The Trustees have approved  agreements  under which, as described  below,  certain  companies provide essential management, administrative and investment advisory services to the Funds.

INVESTMENT ADVISOR, DISTRIBUTOR AND MANAGER

Gold Capital  Management,  Inc.,  ("Gold Capital"),  10975 El Monte,  Suite 225,
Overland Park, Kansas 66211, serves as the investment  advisor,  distributor and manager of each Fund. As  investment  advisor,  Gold Capital  provides each Fund with  professional  investment  supervision  and  management.  As manager,  Gold
Capital   provides  or  pays  the  cost  of  all  management,   supervisory  and
administrative  services  required in the normal  operation  of the Funds.  Gold
Capital  serves in its  capacity  as  investment  advisor  and  manager  under a management  agreement  entered into with Gold Prospector Funds on behalf of each
Fund.  The  management  agreement  provides  for each Fund to pay the  Advisor a monthly fee equal on an annual  basis to a percentage  of its average  daily net assets as follows:  0.75% for the Gold Prospector  Equity Fund and 0.50% for the
Gold Prospector Money Market Fund.

The manager has entered into a contractual  agreement  through December 31, 2002 to waive fees  and/or  bear Fund  expenses  in order to limit the  Fund's  total operating expenses to the amounts shown in the fee tables on page 5. Thereafter, the manager may determine to continue to control Fund operating expenses under a contractual or voluntary arrangement, or it may end the arrangement. If a Fund's assets grow to a point where waivers or expense payments are no longer necessary in order to meet the  contractually  agreed  upon cap,  the  manager may seek to recoup  amounts it waived or paid, but only for a period of three years from the date the amount was waived or paid.

Gold Capital, a wholly owned subsidiary of Gold Banc Corporation, Inc., Overland
Park,  Kansas,  was  founded in 1995 and has  served as the  advisor of the Gold
Prospector Funds since their inception in January, 2002. In addition to advising and managing the Gold Prospector  Funds, Gold Capital provides advisory services to a broad variety of individual, corporate and other institutional clients.

The Gold  Prospector  Equity Fund is managed by David B. Anderson,  President of
Gold  Capital.  Mr.  Anderson  has  over  23  years  of  investment   management
experience.  Prior to  joining  Gold  Investment  Advisors  in April  2000,  Mr.
Anderson served as the officer in charge of the Trust Investment division of UMB
Bank, n.a., Kansas City, Missouri, from 1978 to 2000.

The  management  agreement  provides for the Funds to pay for all other services and expenses not specifically assumed by the Advisor.  Examples of expenses paid by the Funds include  registration  fees,  foreign custody and accounting  fees,
Trustees fees and expenses,  printing and  distribution of shareholder  reports, and the fees of outside legal and accounting firms.

In addition,  operating  expenses  not  required in the normal  operation of the
Funds are also payable by the Funds.  These expenses  include  taxes,  interest, governmental  charges  and  fees,  including  registration  of the Fund with the
Securities  and Exchange  Commission,  and the fees  payable to various  states, brokerage costs,  dues, and all extraordinary  costs including  expenses arising out of anticipated or actual litigation or administrative proceedings.

FINANCIAL HIGHLIGHTS

The  Funds  are  new as of  January  2002;  therefore,  there  are no  financial highlights.

HOW TO PURCHASE SHARES

12b-1 Distribution Fees

The Gold Prospector  Equity Fund has adopted a plan under rule 12b-1 that allows the Fund to pay  distribution  fees for the sale and distribution of its shares.
Because these fees are paid out of the Fund's assets on an on-going basis,  over time these fees will increase the cost of your  investment and may cost you more than paying other types of sales charges.

How to Buy Shares (see chart on page 12 for details)

   By phone, mail or wire

   Through Automatic Monthly Investments

   Through exchanges with other Gold Prospector Funds

Minimum Initial Investment

   $2,500 for most accounts

   $250 for IRA and Uniform Transfer (Gift) to Minors accounts

   $100 with Automatic Monthly Investments

   $2,500 for exchanges with another Gold Prospector Fund

Minimum Additional Investments

   $100 for purchases by phone or mail ($1,000 for wire purchases)

   $100 for Automatic Monthly Investments

   $1,000 for exchanges with another Gold Prospector Fund

Minimum Account Size

You must maintain a minimum  account size equal to the current  minimum  initial investment  (usually  $2,500).  If your  account  falls below this amount due to redemptions  (not market  action) we may notify you and ask you to increase  the account to the minimum.  We will close the account and send your money if you do not bring the  account  up to the  minimum  within 60 days after we mail you the notice.

HOW TO REDEEM SHARES

You may withdraw from your Fund account at any time in the following amounts:

          o any amount for redemptions requested by mail or phone

          o $1,000 or more for redemptions wired to your account (there may be a fee)

          o $50 or more for  redemptions by a systematic  redemption plan (there may be a fee)

          o $1,000 or more for exchanges to another Gold Prospector Fund

          o $100 or more  for  redemptions  by  automatic  monthly  exchange  to another Gold Prospector Fund

ADDITIONAL POLICIES ABOUT TRANSACTIONS

We cannot process  transaction  requests that are not complete and in good order as described in this section.  We may cancel or change our transaction  policies without notice. To avoid delays,  please call us if you have any questions about these policies.

If you wish to purchase (or redeem) shares of a Gold  Prospector  Fund through a broker, a fee may be charged by that broker. In addition,  you may be subject to other  policies or  restrictions  of the broker such as higher  minimum  account value, etc.

Purchases-- We may reject orders when not  accompanied by payment or when in the best interest of a Fund and its shareholders.

Redemptions -- We try to send proceeds as soon as  practical.  In any event,  we send  proceeds  by the third  business  day after we  receive a request  in good order. We cannot accept  requests that contain  special  conditions or effective dates.  We may  request  additional  documentation  to ensure  that a request is genuine.  Under  certain  circumstances,  we may pay you proceeds in the form of portfolio  securities  owned by the Fund. If you receive  securities  instead of cash, you may incur brokerage costs when converting them into cash.

The Funds' Advisor believes that certain  investors who try to "time the market"
by purchasing and redeeming shares from the Funds on a regular basis may disrupt the  investment  process  and pose  additional  transaction  costs to the Funds.
Therefore,  in those cases the Fund Manager may delay redemption  proceeds up to seven days or take other actions it deems necessary to discourage such activity.

If you request a redemption  within 15 days of purchase,  we will delay  sending your proceeds until we have collected  unconditional  payment, which may take up to 15 days  from the date of  purchase.  For your  protection,  if your  account address has been changed within the last 30 days, your  redemption  request must be in writing and signed by each account owner, with signature  guarantees.  The right to redeem  shares may be  temporarily  suspended in emergency  situations, only as permitted under federal law.

Signature  Guarantees -- You can get a  signature  guarantee  from most banks or securities  dealers and certain other financial  institutions,  but not a notary public. For your protection, we require a guaranteed signature if you request:

     o A  redemption  check sent to a different  payee,  bank or address than we have on file.

     o A redemption  check mailed to an address that has been changed within the last 30 days.

     o A redemption for $50,000 or more in writing.

     o A change in account registration or redemption instructions.

Corporations,  Trusts and Other Entities-- Additional  documentation is normally required  for  corporations,  fiduciaries  and  others  who  hold  shares  in  a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Exchanges to Another Fund-- You must meet the minimum investment  requirement of the Fund into which you are exchanging.  The names and  registrations on the two accounts must be  identical.  Your shares must have been held in an open account for 15 days or more and we must  have  received  proper  payment  before we will exchange  shares.  You should review the prospectus of the fund being purchased.
Call us for a free copy at 800-________-________.

Telephone  Services-- During periods of increased market activity,  you may have difficulty reaching us by telephone. If this happens, contact us by mail. We may refuse a telephone request,  including a telephone  redemption  request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such  procedures  are  followed,  the Fund will not be liable  for losses due to unauthorized  or  fraudulent  instructions.  At our  option,  we may  limit  the frequency or the amount of telephone redemption requests. The Funds, the Advisor does not assume  responsibility  for the  authenticity  of telephone  redemption requests.

Shareholder Reports-- To help keep the Funds' costs low, we attempt to eliminate duplicate mailings to the same address.  When two or more Fund shareholders have the same last name and address, we may send just one Fund report to that address rather than mailing separate reports to each shareholder.

SHAREHOLDER SERVICES

The  following  services  are  also  available  to  shareholders.   Please  call
800-_______-______ for more information:

          o Traditional IRA accounts

          o Roth IRA accounts

          o Education IRA accounts

          o Simplified Employee Pensions (SEPs)

          o Uniform Transfers (Gifts) to Minors accounts

          o Accounts for corporations or partnerships

          o Sub-Accounting  Services for Keogh, tax qualified  retirement plans, and others

          o Prototype  Retirement Plans for the self-employed,  partnerships and corporations.

HOW SHARE PRICE IS DETERMINED

Shares of the Funds are  purchased  or redeemed at the net asset value per share next  calculated  after your purchase  order and payment or redemption  order is received by us in good  order.  In the case of certain  institutions  which have made  satisfactory  payment or redemption  arrangements  with the Funds and have received your purchase order and payment or redemption order, we may process the order at the net asset value per share next effective after receipt of the order by the institution.

The per share  calculation is made by subtracting from a Fund's total assets any liabilities  and then  dividing  into this amount the Fund's  total  outstanding shares  as of the date of the  calculation.  The net  asset  value  per share is computed once daily for the Equity Fund,  Monday  through  Friday,  at 4:00 p.m.
(Eastern  Standard  Time) on days when the Funds  are open for  business.  These generally  are the  same  days  that  the New York  Stock  Exchange  is open for trading.  The New York Stock Exchange is closed on weekends,  national  holidays and Good  Friday.  The net asset  value per share for the Money  Market  Fund is computed at 1:00 p.m. (Eastern Standard Time).

Each security owned by a Fund that is listed on a securities  exchange is valued at its last sale price on that  exchange  on the date when  assets  are  valued.
Where the security is listed on more than one  exchange,  the Funds will use the price of that exchange which it generally considers to be the principal exchange on which the stock is traded.  Lacking sales, the security is valued at the mean between the last current closing bid and asked prices.  An unlisted security for which over-the-counter  market quotations are readily available is valued at the mean between the last current bid and asked prices.  When market  quotations are not readily  available,  any security or other asset is valued at its fair value as  determined  in  good  faith  by the  Board  of  Trustees  or its  designated committee.

Short-term  instruments maturing within 60 days may be valued at amortized cost.
The Gold  Prospector  Money  Market  Fund  values  all  assets  on the  basis of amortized cost.

DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

Distributions --  Your  distributions   will  be  reinvested   automatically  in
additional  shares  of the  Fund  unless  you  have  elected  on  your  original application,  or by written  instructions filed with the Fund, to have them paid in cash  ($10  minimum  check  amount).  There are no fees or sales  charges  on reinvestments.

Gold  Prospector  Equity Fund will pay  substantially  all of its net investment income  semiannually,  usually in June and  December.  It is  contemplated  that substantially all of any net capital gains realized during a fiscal year will be distributed with the fiscal year-end dividend.

Gold  Prospector  Money Market Fund will declare a dividend  every business day, equal to substantially all of their undistributed net investment income which is pro-rated  daily among the shares  eligible to receive it. Daily  dividends  are accumulated and paid monthly.  This Fund's policies  relating to maturities make it unlikely that they will have capital gains or losses.

If you buy shares of Gold Prospector Equity Fund shortly before the record date, please  keep in mind that any  distribution  will  lower the value of the Fund's shares by the amount of the  distribution and you will then receive a portion of the price back in the form of a taxable distribution.

Tax Considerations-- In general, Fund distributions are taxable to you as either ordinary  income or  capital  gains.  This is true  whether  you  reinvest  your distributions  in  additional  Fund shares or receive them in cash.  Any capital gains a Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

By law, a Fund must withhold 31% of your taxable  distributions  and proceeds if you do not provide  your  correct  Social  Security  or Taxpayer  Identification
Number, or if the IRS instructs the Fund to do so.

Every  January,  you will  receive a  statement  that  shows  the tax  status of distributions  you  received for the previous  year.  Distributions  declared in
December but paid in January are taxable as if they were paid in December.

In general,  when you sell your shares of a Fund, you may have a capital gain or loss.  For tax  purposes,  an  exchange  of your  Fund  shares  for  shares of a different Gold Prospector Fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your Fund shares  depends on your marginal tax bracket and on how long the shares have been held. However, because the Gold
Prospector  Money  Market  Fund  expects to maintain a $1.00 net asset value per share,  investors  in this Fund  should not have any gain or loss on the sale of such shares.

CONDUCTING BUSINESS WITH THE GOLD PROSPECTOR FUNDS

By Phone
800-________ - ________,
in the Kansas City area
816-______ - _______ .

You  must  authorize  each  type  of  telephone   transaction  on  your  account
application or the appropriate form,  available from us. All account owners must sign. When you call, we may request personal  identification and tape record the call.

How to Open an Account

If you  already  have  an  account  with us and you  have  authorized  telephone exchanges,  you may call to open an account in another Gold  Prospector  Fund by exchange ($2,500  minimum).  The names and registrations on the accounts must be identical.

How to add to an account

You may invest by telephone  ($100  minimum).  After we receive  your  telephone call, we will deduct from your checking account the cost of the shares.

Availability   of  this   service  is  subject  to  approval  by  the  Fund  and
participating banks.

How to Sell Shares

You may withdraw any amount by telephone ($1,000 minimum if wired). We will send funds only to the  address or bank  account on file with us.  Provide the Fund's name,  your  account  number,  the  names  of each  account  owner  (exactly  as registered),  and the  number of shares or  dollar  amount to be  redeemed.  For wires, also provide the bank name and bank account number.

How to Exchange Shares

You may exchange shares ($1,000 minimum or the initial minimum fund requirement)
for shares in another Gold Prospector Fund. The shares being exchanged must have been held in open account for 15 days or more.

By Mail

Gold Prospector Funds
P.O. Box _________
Kansas City, MO 64121-9757

How to Open an Account

Complete and sign the application  included with this  Prospectus.  Your initial investment  must meet the  minimum  amount and you must  specify  which Fund (or
Portfolio)  in which you want to  invest.  Make your check  payable to  Northern
Trust.

How to Add to an Account

Make your check ($100 minimum) payable to Northern Trust Bank and mail it to us.
Always identify your account number or include the detachable  coupon (from your confirmation statement).

How to Sell Shares

In a letter,  include the genuine signature of each registered owner (exactly as registered),  the name of each account owner,  the account number and the number of shares or the dollar  amount to be  redeemed.  We will send funds only to the address of record.

How to Exchange Shares

In a letter,  include the genuine  signature of each registered  owner, the Fund name and your  account  number,  the  number of  shares  or dollar  amount to be exchanged ($1,000 minimum) and the Gold Prospector Fund into which the amount is being transferred.

By Wire

Northern Trust Bank
Chicago, Illinois,
   ABA #_________________
For Gold Prospector Funds/
   AC=_________________
Please provide your fund number, account number and name on account.

How to Open an Account

Call us first to get an account number. We will require information such as your
Social  Security  or  Taxpayer  Identification  Number,  the amount  being wired
($2,500  minimum),  and the name and telephone  number of the wiring bank.  Then tell your bank to wire the amount.  You must send us a completed  application as soon as possible or payment of your redemption proceeds may be delayed.

How to Add to an Account

Wire share purchases  ($1,000  minimum) should include the names of each account owner,  your  account  number  and the Gold  Prospector  Fund in  which  you are purchasing  shares.  You should notify us by telephone that you have sent a wire purchase order to Northern Trust Bank.

How to Sell Shares

Redemption  proceeds ($1,000 minimum) may be wired to your  pre-identified  bank account.  A minimal fee may be deducted.  If we receive your request before 4:00
p.m. (Eastern Standard Time) we will normally wire funds the following  business day. If we receive your request later in the day, we will normally wire funds on the  second  business  day.  Contact  your bank  about the time of  receipt  and availability.

How to Exchange Shares

Not applicable.

Through Automatic Transactions Plans

You  must  authorize  each  type  of  automatic   transaction  on  your  account
application or complete an authorization  form,  available from us upon request.
All registered owners must sign.

How to Open an Account

Not applicable.

How to Add to an Account

Automatic Monthly Investment: You may authorize automatic monthly investments in a constant  dollar amount ($100  minimum) from your  checking  account.  We will draft  your  checking  account  on the  same day each  month in the  amount  you authorize.

How to Sell Shares

Systematic  Redemption Plan: You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified  period. A fee of $1.50 or less may be  charged  for each  withdrawal.  You must own  shares in an open  account valued at $10,000 when you first authorize the systematic  redemption  plan. You may cancel or change  your plan or redeem all your  shares at any time.  We will continue  withdrawals until your shares are gone or until the Fund or you cancel the plan.

How to Exchange Shares

Monthly  Exchanges:  You may authorize monthly exchanges from your account ($100 minimum) to another Gold Prospector Fund.  Exchanges will be continued until all shares have been  exchanged or until you  terminate  the  service.  You must own shares in an open  account  valued  at  $2,500 or more when you first  authorize monthly exchanges.

Gold Prospector Funds

Stock Fund
Money Market Fund

Investment Advisor, Distributor And Manager
Gold Capital Management, Inc.
Overland Park, Kansas

Auditors
Ernst & Young, LLP
Kansas City, Missouri

Legal Counsel
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

Custodian
Northern Trust Bank
Chicago, Illinois

Administrator And Transfer Agent
Gold Capital Management, Inc.
Overland Park, Kansas

ADDITIONAL INFORMATION

The Statement of Additional  Information (SAI) contains  additional  information about the Funds and is  incorporated  by  reference  into this  Prospectus.  The
Funds' annual and semi-annual  reports to shareholders  will contain  additional information about the Funds' investments. In each Fund's annual report, you will find a  discussion  of the market  conditions  and  investment  strategies  that significantly affected each Fund's performance during its last fiscal year.

You may  obtain a free  copy of  these  documents  by  contacting  the  Funds by telephone, mail or e-mail as shown below. You also may call the toll-free number given below to request other information about the Funds and to make shareholder inquiries.

You may  review  and copy  the SAI and  other  information  about  the  Funds by visiting the  Securities  and Exchange  Commission's  Public  Reference  Room in
Washington,  DC  (1-202-942-8090) or by accessing the EDGAR database or visiting the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained,  upon payment of a duplicating fee, by electronic  request at  publicinfo@sec.gov,  or by writing to the  Public  Reference  Section of the
Commission, Washington, DC 20549-0102.

SEC Registration Numbers
811-____  Equity Fund
811-____   Money Market Fund

Gold Prospector Funds
P.O. Box ________
Kansas City, MO 64121-9757

Toll Free 800-___-_____

www.midwestcap.com

                          PART B GOLD PROSPECTOR FUNDS

                          GOLD PROSPECTOR EQUITY FUND
                       GOLD PROSPECTOR MONEY MARKET FUND

                      STATEMENT OF ADDITIONAL INFORMATION

                                January 1, 2002

This Statement of Additional  Information is not a Prospectus but should be read in conjunction with the Gold Prospector Funds combined  Prospectus dated January
1, 2002. To obtain the Prospectus or any available Annual or Semi-Annual  Report to Shareholders, free of charge, please call the Gold Prospector Funds toll-free at  1-800-xxx-xxxx,  or in the Kansas City area  913-xxx-xxxx.  When  available, certain  information  from the Annual Report will be  incorporated  by reference into this statement.  The Funds are series of Gold Prospector  Funds, a Delaware business trust organized on July 23, 2001.

                             TABLE OF CONTENTS
                                                                           Page

Investment Objectives, Strategies and Risks

16

                  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Gold  Prospector  Funds (the  "Trust") is a Delaware  business  trust that is an open-end,  management  investment company comprised of two separate mutual funds
(each a "Fund").  The following  information  supplements  the Prospectus  which describes  each Fund's  investment  objective,  principal  strategies and risks.
Unless otherwise indicated, the objectives,  principal strategies and investment policies  described  below and in the  Prospectus may be changed by the Board of
Trustees without shareholder approval.

Generally,  the  policies  and  restrictions  discussed  in this  SAI and in the
Prospectus  apply when a Fund makes an investment.  In most cases, a Fund is not required to sell a security  because  circumstances  change and the  security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment,  a later increase or decrease  in the  percentage  due to a  change  in the  value  or  liquidity  of portfolio  securities  will not be considered a violation of the  restriction or limitation.

                          Gold Prospector Equity Fund

The Gold  Prospector  Equity  Fund  ("Equity  Fund")  seeks long term  growth of capital  and  income  by  investing  at least  80% of its net  assets  in equity securities.

Money Market  Securities.  The Fund may, to a limited extent, and not to deviate from the Fund's normal  investment  policies,  invest a portion of its assets in cash or high-quality,  short-term debt obligations  readily changeable into cash such as:

(1)  certificates  of  deposit,   bankers'   acceptances  and  other  short-term
obligations issued  domestically by United States commercial banks having assets of at least $1 billion and which are members of the  Federal  Deposit  Insurance
Corporation or holding companies of such banks;

(2)  commercial  paper of  companies  rated P-2 or higher by  Moody's  or A-2 or higher by S&P(R),  or if not rated by either Moody's or S&P(R),  a company's commercial  paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P(R);

(3) short-term debt securities which are non-convertible and which have one year or less  remaining to maturity at the date of purchase and which are rated Aa or higher by Moody's or AA or higher by S&P(R); and

(4) negotiable  certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal  Home Loan Banks  Association  and insured by the Federal
Savings and Loan Insurance Corporation.

These investments may be used for cash management purposes to maintain liquidity in order to satisfy redemption requests or pay unanticipated  expenses,  or they
may  be  used  while  the  Fund's   Advisor   looks  for   suitable   investment
opportunities.

There may also be times when the Fund  attempts  to  respond to adverse  market, economic, political or other conditions by investing up to 100% of its assets in these types of investments for temporary, defensive purposes. During such times, the Fund  will not be able to  pursue  its  primary  investment  objective  and, instead, will focus on preserving its assets.

Independent   rating   organizations  rate  debt  securities  based  upon  their
assessment of the financial soundness of the issuer.  Generally,  a lower rating indicates  higher  risk.  The Fund may buy debt  securities  that are rated A or higher by Moody's  Investors  Service,  Inc.  (Moody's) or Standard & Poor's
Ratings Group (S&P (R)); or unrated debt that is determined to be comparable quality.

                       Gold Prospector Money Market Fund

The Gold  Prospector  Money Market Fund (the "Money  Market Fund") seeks to earn the maximum amount of income that is consistent with  maintaining the safety and liquidity of the Fund's assets,  and to maintain a consistent net asset value of
$1 per  share.  The  Fund  invests  in  high  quality  short-term  money  market instruments.

Money market instruments are generally  described as short-term debt obligations
issued  by  governments,   corporations  and  financial  institutions.   Usually
maturities  are one year or less.  The yield from these types of  instruments is very  sensitive to  short-term  lending  conditions.  Thus,  the income of money market funds will follow closely the trend of short-term  interest rates, rising when those rates increase and declining when they fall.

Because  of short  maturities  associated  with  money  market-type  securities, fluctuation in the principal value of these securities resulting from changes in short-term  interest  rates normally will not be sufficient to change the Fund's
$1.00 net asset value (price) per share.  Although the Fund's  shareholders  can anticipate  stability in the net asset value of the Fund's shares,  it cannot be guaranteed.

Pursuant to Rule 2a-7 of the 1940 Act, the Fund will price its shares  according to a procedure  known as amortized cost, and will maintain 100% of its assets in securities  with  remaining  maturities  of 397  days or  less,  and  limit  its investments  to those  instruments  which  the  Trustees  of the Fund  determine present minimal credit risks, and which are eligible investments under the rule.
Each Portfolio will maintain a weighted average maturity of 90 days or less.

                          Investment Policies and Risks
                            Applicable to both Funds

Repurchase agreements. The Funds may invest in issues of the U.S. Treasury or an
U.S. government agency that are subject to repurchase  agreements.  A repurchase agreement  involves  the  sale of  securities  to the Fund  with the  concurrent agreement by the seller to  repurchase  the  securities  at the Funds' cost plus interest  at an agreed  rate upon  demand or within a  specified  time,  thereby determining  the yield during the Funds'  period of  ownership.  The result is a fixed rate of return  insulated  from market  fluctuations  during such  period.
Under the 1940 Act, repurchase agreements are considered loans by the Funds.

The Funds will enter into  repurchase  agreements  only with U.S.  banks  having assets in excess of $1 billion that are members of the Federal Deposit Insurance
Corporation and with certain securities dealers that meet the qualifications set from time to time by the Funds'  Advisor.  The term to maturity of a  repurchase agreement  normally  will be no longer  than seven days.  Repurchase  agreements maturing in more than seven days and other illiquid  securities  will not exceed
15% of each Fund's net assets.

Risk  factors  applicable  to  repurchase  agreements.  The  use  of  repurchase agreements  involves certain risks. For example,  if the seller of the agreement defaults on its  obligation to repurchase  the  underlying  securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition  of them.  If the  seller of the  agreement  becomes  insolvent  and subject to liquidation  or  reorganization  under the  Bankruptcy  Code or other laws,  disposition  of the underlying  securities  may be delayed  pending court proceedings.  Finally,  it is possible that the Funds may not be able to perfect their  interest  in the  underlying  securities.  While  the  Funds'  management acknowledges  these risks,  it is expected that they can be  controlled  through stringent security selection criteria and careful monitoring procedures.

Borrowing.  No  Fund  will  borrow  money  for the  purpose  of  leveraging  its investments.  In  addition,  no Fund will  purchase  portfolio  securities  when borrowings exceed 5% of its respective total assets.

Illiquid  and  restricted  securities.  No Fund will  invest more than a certain percentage  of net assets (15% for Equity Fund and 10% for Money Market Fund) in
securities  that  they can not sell or  dispose  of in the  ordinary  course  of business  within  seven  days at  approximately  the value at which the Fund has valued the investment.

Illiquid  securities  include  repurchase  agreements  and  time  deposits  with notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days,  certain insurance funding agreements,  certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading  restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act"). If otherwise  consistent with their investment  objectives and policies,  the Funds may purchase  commercial  paper issued  pursuant to Section 4(2) of the 1933 Act and  domestically  traded  securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under  the 1933 Act  ("Rule  144A  Securities").  These  securities  will not be considered illiquid so long as the Funds' Advisor  determines,  under guidelines approved by the Board of Trustees, that an adequate trading market exists.

Risk factors applicable to illiquid and restricted securities.  Because illiquid and restricted  securities may be difficult to sell at an acceptable price, they may be  subject to greater  volatility  and may result in a loss to a Fund.  The practice of  investing  in Rule 144A  Securities  could  increase the level of a
Fund's illiquidity during any period that qualified  institutional buyers become uninterested in purchasing these securities.

Investment  in  other  investment  companies.  Each  Fund  may  invest  in other investment companies,  including open-end, closed-end or unregistered investment companies,  either within the  percentage  limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization,  consolidation or other similar transaction.  But no Fund will operate as a fund of funds which invests  primarily in the shares of other  investment  companies as permitted by
Section  12(d)(1)(F)  or (G) of the 1940 Act, if its own shares are  utilized as investments  by  such a fund  of  funds.  Under  current  legal  and  regulatory requirements  under  the 1940 Act,  each  Fund may  invest up to 5% of its total assets in the  securities of any one  investment  company,  but may not own more than 3% of any investment company or invest more than 10% of its total assets in the securities of other investment companies.

Risk factors  applicable  to  investment  in other  investment  companies.  As a shareholder of another investment company, the Fund would be subject to the same risks as any other  investor  in that  company.  In  addition,  it would  bear a proportionate  share of any fees and expenses paid by that company.  These would be in addition to the advisory and other fees paid directly by the Fund.

Securities  lending.  In order to generate additional income, the Funds may lend securities on a short-term  basis to banks,  broker-dealers  or other  qualified institutions.  In exchange,  the Funds will receive collateral equal to at least
102% of the value of the securities loaned.  Securities lending may represent no more than  one-third  the value of a Fund's  total  assets  (including  the loan collateral).  Any cash  collateral  received by a Fund in connection  with these loans may be invested in U.S. government  securities and other liquid high-grade debt  obligations.  Changes in the Funds'  securities  lending  policies  do not require majority shareholder approval.

Risk  factors  applicable  to  securities  lending.  The main risk when  lending portfolio  securities is that the borrower  might become  insolvent or refuse to honor its  obligation  to return the  securities.  In this  event,  a Fund could experience  delays in recovering its securities and may incur a capital loss. In addition,  a Fund  may  incur a loss  in  reinvesting  the  cash  collateral  it receives.

                      FUNDAMENTAL INVESTMENT RESTRICTIONS

The Funds have each adopted the following  fundamental  investment  restrictions that cannot be changed  without the approval of a "majority  of the  outstanding voting  securities"  of the  Fund.  Under  the  1940  Act,  a  "majority  of the outstanding  voting  securities"  of a Fund means the vote of the lessor of: (i)
more than 50% of the outstanding  voting  securities of the Fund; or (ii) 67% or more of the voting  securities of the Fund present at a meeting,  if the holders of more than 50% of the outstanding voting securities are present or represented by proxy.

With  respect to  certain  restrictions  described  below,  legal or  regulatory limitations are explained within the investment restrictions.  Such explanations are not  part of the  fundamental  investment  restriction  and may be  modified without  shareholder  approval  to reflect  changes in the legal and  regulatory requirements.  The language of the restrictions that is fundamental are shown in bold.

Each Fund is classified as a "diversified" investment company under the 1940 Act and a Fund may not change its classification from diversified to non-diversified without  shareholder  approval.  Under the 1940 Act, a diversified Fund may not, with  respect to 75% of its total  assets  (100% for the Gold  Prospector  Money
Market  Fund),  invest more than 5% of its total assets in securities of any one issuer  (except  obligations  issued or guaranteed by the U.S.  Government,  its agencies or instrumentalities and securities issued by investment companies), or purchase more than 10% of the voting securities of any one issuer.

The Funds will not make  investments that will result in the  concentration  (as that term may be defined in the 1940 Act, any rule or order thereunder,  or U.S.
Securities  and Exchange  Commission  ("SEC") staff  interpretation  thereof) of their  investments  in the securities of issuers  primarily  engaged in the same industry.  The SEC  staff  currently  takes  the  position  that a  mutual  fund concentrates  its  investments  in a  particular  industry if 25% or more of its total assets are invested in issuers within the industry.  This restriction does not limit a Fund from investing in obligations  issued or guaranteed by the U.S.
government,  its agencies or  instrumentalities.  In applying  this  fundamental policy  concerning  industry  concentration,  the Fund will apply the  following
criteria,   which  the  Fund  considers  a   non-fundamental   policy  governing
categorization  of companies  into specific  industries.  Concentration  will be examined  by  looking at each  company's  particular  niche and not its  general industry. In particular, technology companies will be divided according to their products and services; for example, hardware, software, information services and
outsourcing,   and   telecommunications   will  each  be  a  separate  industry.
Furthermore, financial service companies will be classified according to the end users of their  services;  for  example,  automobile  finance,  bank finance and diversified  finance will each be considered a separate  industry;  asset-backed securities will be classified  according to the underlying  assets securing such securities;  and, utility companies will be divided according to their services;
for  example,  gas,  gas  transmission,  electric  and  telephone  will  each be considered a separate industry.

The Funds will not borrow money or issue senior  securities,  except as the 1940
Act, any rule thereunder,  or SEC staff interpretation  thereof, may permit. The following  sentence  is  intended to  describe  the  current  regulatory  limits relating to senior  securities  and  borrowing  activities  that apply to mutual funds. A Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have  assets  totaling  at least  300% of the  borrowing  when the amount of the borrowing is added to the Fund's other assets.  The effect of this  provision is to allow a Fund to borrow from banks  amounts up to  one-third  (33 1/3%) of its total assets (including those assets represented by the borrowing).

The Funds will not (1) underwrite the securities of other issuers, except that a
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio  securities,  under circumstances where it may be considered to be an  underwriter  under the  Securities Act of 1933; (2) purchase or sell real estate,  unless  acquired  as a  result  of  ownership  of  securities  or other instruments  and provided that this  restriction  does not prevent any Fund from investing in issuers which invest,  deal or otherwise  engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests  therein;  (3) purchase or sell  physical  commodities, unless acquired as a result of ownership of securities or other  instruments and provided  that this  restriction  does not  prevent  the Funds from  engaging in transactions  involving  futures  contracts and options  thereon or investing in securities that are secured by physical  commodities;  (4) make loans,  provided
that  this   restriction  does  not  prevent  the  Funds  from  purchasing  debt obligations,  entering  into  repurchase  agreements,  and loaning its assets to broker/dealers or institutional investors.

                      PORTFOLIO TRANSACTIONS AND TURNOVER

Decisions  to buy and sell  securities  for the  Funds  are made by each  Fund's
Investment -Adviser.

The Funds, in purchasing and selling  portfolio  securities,  will seek the best available  combination  of execution  and overall price (which shall include the cost of the transaction)  consistent with the  circumstances  which exist at the time. The Funds do not intend to solicit competitive bids on each transaction.

The  Funds  believe  that it is in  their  best  interest,  and  that  of  their shareholders,  to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers, who will provide
quality   executions  at  competitive   rates.   Broker-dealers   meeting  these
qualifications  also will be  selected  for their  demonstrated  loyalty  to the
Funds,  when  acting  on  their  behalf,  as well as for any  research  or other services provided to the Funds.

The Funds'  Advisor  may use these  research  services in  servicing  all of its accounts and not just for providing  services to the Funds.  Conversely,  a Fund may benefit from research services obtained by its Advisor from the placement of other  clients'  portfolio  brokerage.  The Funds normally will not pay a higher commission rate to  broker-dealers  providing  benefits or services to them than they would pay to  broker-dealers  who do not provide such benefits or services.
But the  Funds  reserve  the  right to do so within  the  principles  set out in
Section 28(e) of the  Securities  Exchange Act of 1934 when it appears that this would be in the best interests of the Funds' shareholders.

No  commitment  is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio  securities,  and no specific formula is used in placing such business.  Allocation is reviewed  regularly by both the
Board of Trustees of Gold Prospector Funds and by the Funds' Advisor.

It is not the Funds' practice to allocate brokerage or principal business on the
basis  of  sales  of  their  shares  that  may  be  made  through   intermediary
broker-dealer  firms.  But  they  may  place  portfolio  orders  with  qualified broker-dealers who recommend a Fund to other clients, or who act as agent in the purchase of Fund shares for their clients.

When the Funds' Advisor in its fiduciary  capacity believes it to be in the best interests of the Funds'  shareholders,  a Fund may join with the Advisor's other clients in acquiring or disposing of a portfolio holding. Securities acquired or proceeds  obtained  will be  equitably  distributed  between  the Fund and other clients  participating  in the transaction.  In some instances,  this investment procedure  may affect the price paid or  received by the Fund or the size of the position obtained by the Fund.

The Fund does not engage in frequent trading and turnover tactics for short-term gains, however, the Advisor will effect portfolio transactions without regard to holding period if, in its judgment,  such transactions are advisable in light of a change  in  circumstances  of a  particular  company  or  within a  particular industry or in general market, economic or financial conditions.  While the Fund anticipates that its annual portfolio turnover rate should not exceed 100% under normal  conditions,  it is impossible to predict  portfolio  turnover rates. The portfolio  turnover  rate is  calculated  by  dividing  the lesser of the Fund's annual sales or purchases of  portfolio  securities  (exclusive  of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.

                              PERFORMANCE MEASURES

From time to time,  each of the Funds may advertise its  performance  in various ways, as summarized below.

Total return. The Funds may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring  period.  These figures reflect changes in the price of the Fund's shares and assume that any income  dividends  and/or capital gains distributions  made by the Funds during the period were  reinvested in shares of the Fund.  Figures will be given for recent one-, five- and ten-year periods (if applicable),  and  may be  given  for  other  periods  as  well  (such  as  from commencement of a Fund's operations, or on a year-by-year basis).

The Funds' "average  annual total return" figures  described and shown below are computed  according  to a formula  prescribed  by the  Securities  and  Exchange
Commission. The formula can be expressed as follows:

     P(1+T)n          =      ERV

     Where:     P     =      a hypothetical initial payment of $1000
                T     =      average annual total return
                n     =      number of years
                ERV   =      Ending Redeemable Value of a hypothetical  $1000
                             payment made at the beginning of the 1, 5, or 10
                             year (or other) periods at the end of the 1, 5,
                             or 10 year (or other) periods (or fractional
                             portions thereof).

Yield. The Money Market Fund may quote its yields in advertisements, shareholder reports or other communications to shareholders.  Yield information is generally available by calling the Fund toll free 1-800-xxx-xxxx.

The current  annualized  yield for the Fund is computed by: (a)  determining the net  change  in the value of a  hypothetical  pre-existing  account  in the Fund having a balance of one share at the  beginning of a seven  calendar-day  period for which yield is to be quoted, (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and (c)
annualizing the results (i.e., multiplying the base period return by 365/7). The net  change in value of the  account  reflects  the value of  additional  shares purchased with dividends  declared on the original share and any such additional
shares,   but  does  not  include   realized  gains  and  losses  or  unrealized
appreciation and  depreciation.  In addition,  the Fund may calculate a compound effective  yield by adding 1 to the base period return  (calculated as described above, raising the sum to a power equal to 365/7 and subtracting 1).

Performance  comparisons.  In advertisements or in reports to shareholders,  the
Funds may compare their  performance  to that of other mutual funds with similar investment  objectives  and to  stock  or other  relevant  indices.  Performance information,  rankings,  ratings,  published  editorial comments and listings as reported in national financial publications such as Kiplinger's Personal Finance
Magazine,  Business Week,  Morningstar Mutual Funds,  Investor's Business Daily,
Smart Money, Money Central Investors,  Institutional  Investor,  The Wall Street
Journal,  Mutual Fund Forecaster,  No-Load  Investor,  Money,  Forbes,  Fortune,
Barron's Financial World, U.S. News & World Report,  USA Today,  Bloomberg's
Personal Finance,  Income &  Safety,  The Mutual Fund Letter,  United Mutual
Fund  Selector,  No-Load Fund  Analyst,  No-Load Fund X, Louis  Rukeyser's  Wall
Street newsletter,  Donoghue's Money Letter, CDA Investment Technologies,  Inc.,
Wiesenberger Investment Companies Service,  Donoghue's Mutual Fund Almanac, Bank
Rate  Monitor and  Donoghue's  Money Fund  Report may also be used in  comparing performance of the Funds.  Performance  comparisons  should not be considered as representative of the future performance of the Funds.

                                  Distributor

Gold Capital Management,  Inc. (the  "Distributor"),  located at 10975 El Monte,
Suite 225, Overland, Kansas 66211 serves as the distributor of the shares of the
Funds pursuant to a Distribution  Agreement with the Trust dated [____________],
2001 (the "Distribution Agreement"). Gold Capital Management, Inc. is registered as a  broker-dealer  under the Securities  Exchange Act of 1934 and each state's securities  laws and is a member in good  standing of the NASD.  The offering of the Fund's shares is continuous.  The Distribution  Agreement  provides that the
Distributor,  as agent in connection with the distribution of Fund shares,  will use its best efforts to solicit orders for the sale of Fund shares and undertake such  advertising  and  promotion  as it deems  reasonable,  including,  but not limited  to,  advertising,  compensation  to  underwriters,  dealers  and  sales personnel,  printing and mailing prospectuses to persons other than current Fund shareholders, and printing and mailing sales literature.

Gold Capital Management does not receive any fee or other compensation under the distribution  agreement  which  continues in effect until October 31, 2003,  and which will continue  automatically  for  successive  annual  periods ending each
October 31, if continued at least annually by the Board of Trustees, including a majority of those  Trustees who are not parties to such  agreement or interested persons of any such party.  It  terminates  automatically  if assigned by either party or upon 60 days written notice by either party to the other.

Distribution and Shareholder  Servicing  (12b-1) Plan. The Board of Trustees has
adopted a Distribution  and  Shareholder  Servicing Plan on behalf of the Equity
Fund,  in  accordance  with Rule 12b-1  under the 1940 Act.  The Equity  Fund is authorized  under the Plan to use the  assets of the Equity  Fund to  compensate
Gold Capital Management, Inc. or others for expenses incurred by such parties in the  promotion  and  distribution  of the  shares  of the  Equity  Fund  and for providing services to shareholders.  The Plan authorizes the use of distribution fees to pay expenses  including,  but not limited to, printing  prospectuses and reports used for sales purposes, preparing advertising and sales literature, and other  distribution  and shareholder  servicing  related  expenses.  The maximum amount  payable under the Plan is 0.25% of the Equity Fund's  average net assets on an annual basis.  Because these fees are paid out of the Equity Fund's assets on an  ongoing  basis,  over  time  these  fees will  increase  the cost of your investment.

The NASD's maximum sales charge rule relating to mutual fund shares  establishes
limits  on  all  types  of  sales  charges,   whether  front-end,   deferred  or
asset-based.  This rule may operate to limit the aggregate  distribution fees to which shareholders may be subject under the terms of the Plan.

The Plan requires that any person authorized to direct the disposition of monies paid or payable by the Equity Fund pursuant to the Plan or any related agreement prepare  and  furnish to the  Trustees  for their  review,  at least  quarterly, written reports  complying with the requirements of the Rule and setting out the amounts  expended  under the Plan and the purposes for which those  expenditures were made.  The Plan  provides that so long as it is in effect the selection and nomination  of  Trustees  who are not  interested  persons  of the Trust will be committed  to the  discretion  of the  Trustees  then  in  office  who  are  not interested persons of the Trust.

Neither the Plan nor any related  agreements can take effect until approved by a majority vote of both all the Trustees and those Trustees who are not interested persons of the Trust and who have no direct or  indirect  financial  interest in the  operation  of the Plan or in any  agreements  related to the Plan,  cast in person at a meeting called for the purpose of voting on the Plan and the related agreements.

The Plan will continue in effect only so long as its continuance is specifically approved at least  annually by the  Trustees in the manner  described  above for
Trustee  approval  of the  Plan.  The  Plan may be  terminated  at any time by a majority  vote of the Trustees who are not  interested  persons of the Trust and who have no direct or indirect  financial interest in the operations of the Plan or in any  agreement  related  to the  Plan  or by  vote  of a  majority  of the outstanding voting securities of the Equity Fund.

The Plan may not be  amended  so as to  materially  increase  the  amount of the distribution fees for the Equity Fund unless the amendment is approved by a vote of at least a majority of the outstanding  voting securities of the Equity Fund.
In addition,  no material  amendment may be made unless approved by the Trustees in the manner described above for Trustee approval of the Plan.

                        HOW SHARE PURCHASES ARE HANDLED

We cannot process transaction  requests that are not complete and in good order, as described in the  Prospectus.  If you use the services of any other broker to purchase or redeem  shares of the Funds,  that broker may charge you a fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase  of a certain  number of whole  shares is  specified,  at the net asset value per share next effective after the order is accepted by the Fund.

Each  investment  is confirmed by a  year-to-date  statement  that  provides the details  of the  immediate  transaction,  plus all  prior  transactions  in your account during the current year. This includes the dollar amount  invested,  the number of shares  purchased or redeemed,  the price per share, and the aggregate shares owned.  A transcript of all activity in your account  during the previous year will be furnished  each January.  By retaining  each annual summary and the last  year-to-date  statement,  you have a  complete  detailed  history  of your account that provides  necessary  tax  information.  A duplicate  copy of a past annual statement is available at its cost, subject to a minimum annual charge of
$5 per account.

Each  statement and  transaction  confirmation  will request that you inform the
Fund in writing of any questions about the information presented.  If you do not notify the Fund in writing of any questions within the specified time period, it will indicate that you have approved the information.

The  shares  you  purchase  are held by the  Funds in an open  account,  thereby relieving  you of the  responsibility  of  providing  for the  safekeeping  of a negotiable share certificate.  The Funds do not intend to issue new certificated shares  for any  accounts.  But,  if a  certificate  of  shares is  issued,  the certificate,  with a signature  guarantee,  must be sent to the Funds'  transfer agent to redeem shares.

If an  order  to  purchase  shares  must be  canceled  due to  non-payment,  the purchaser will be responsible  for any loss incurred by the Funds arising out of such  cancellation.  To recover  any such loss,  the Funds  reserve the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

The Funds reserve the right in their sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management,  such withdrawal or rejection is in the best interest of the Funds and its shareholders.  The Funds also reserve the right at any time to waive or increase the minimum  requirements  applicable to initial or subsequent investments  with  respect to any  person or class of  persons,  which  includes shareholders of the Funds' special investment programs.

The Funds  reserve the right to refuse to accept  orders for Fund shares  unless accompanied by payment,  except when a responsible  person has  indemnified  the
Fund against losses resulting from the failure of investors to make payment.  In the event that the Funds sustains a loss as the result of failure by a purchaser to make payment,  the Funds'  transfer agent,  [______________],  will cover the loss.

                              REDEMPTION OF SHARES

The Funds will transmit  redemption proceeds to the proper party, as instructed, as soon as  practicable  after a  redemption  request has been  received in good order  and  accepted,  but  in no  event  later  than  the  third  business  day thereafter.  Transmissions  are made by mail unless an expedited method has been authorized  and  specified  in the  redemption  request.  The Funds  will not be responsible for the  consequences of delays  including  delays in the banking or
Federal Reserve wire systems.  In the case of redemption requests made within 15 days of the date of purchase, the Funds may delay transmission of proceeds until such time as it is certain that unconditional  payment in federal funds has been collected for the purchase of shares being  redeemed or 15 days from the date of purchase, whichever occurs first.

Due to the  high  cost  of  maintaining  smaller  accounts,  the  Trustees  have authorized the Funds to close shareholder accounts where their value falls below the  current  minimum  initial  investment  requirement  at the time of  initial purchase as a result of redemptions and not as the result of market action,  and remains  below this level for 60 days  after  each such  shareholder  account is mailed a notice of:  (1) the  Fund's  intention  to close the  account,  (2) the minimum account size requirement,  and (3) the date on which the account will be closed if the minimum size requirement is not met. Since the minimum  investment amount and the minimum account size are the same, any redemption from an account containing only the minimum  investment  amount may result in redemption of that account.

The right of  redemption  may be  suspended,  or the date of  payment  postponed beyond the normal  three-day period by the Board of Trustees under the following conditions  authorized  by the 1940 Act: (1) for any period (a) during which the
New York Stock  Exchange  is closed,  other than  customary  weekend and holiday closing,  or (b)  during  which  trading  on the  New  York  Stock  Exchange  is restricted;  (2) for any period during which an emergency  exists as a result of which (a)  disposal  by the Funds of  securities  owned by it is not  reasonably practicable,  or (b) it is not reasonably practicable for the Funds to determine the  fair  value  of its  net  assets;  or (3) for  such  other  periods  as the
Securities and Exchange Commission may by order permit for the protection of the
Funds' shareholders.

Gold  Prospector  Funds has  elected to be governed by Rule 18f-1 under the 1940
Act,  pursuant to which the Funds are  obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period for any one  shareholder.  Should  redemptions by any shareholder  exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind,  the redeeming  shareholder  may incur  brokerage  costs in converting the assets to cash.  The method of valuing  securities  used to make  redemptions in kind will be the same as the method of valuing  portfolio  securities  described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

SIGNATURE  GUARANTEES  Signature  guarantees  normally reduce the possibility of forgery and are  required in  connection  with  certain  redemptions.  Signature guarantees are required in connection with all redemptions of $50,000 or more by mail, or changes in share registration,  except as hereinafter  provided.  These requirements  may be waived by the Fund in  certain  instances  where it appears reasonable  to  do  so  and  will  not  unduly  affect  the  interest  of  other
shareholders.   Signature(s)  must  be  guaranteed  by  an  "eligible  guarantor institution"  as defined in Rule 17Ad-15  under the  Securities  Exchange Act of
1934.  Eligible  guarantor  institutions  include:  (1) national or state banks, savings associations,  savings and loan associations,  trust companies,  savings banks,  industrial  loan  companies and credit unions;  (2) national  securities exchanges,  registered  securities  associations and clearing  agencies;  or (3)
securities broker/dealers which are members of a national securities exchange or clearing  agency or which have a minimum  net capital of  $100,000.  A notarized signature is not sufficient for the request to be in proper form.

Signature guarantees will be waived for mail redemptions of $50,000 or less, but they will be required regardless of the size of the redemption if the checks are to be payable to someone other than the registered owner(s), or are to be mailed to an address  different  from the  registered  address  of the  shareholder(s).
Signature  guarantees are also required for a change in account  registration or redemption instructions.

Signature   guarantees  must  appear  together  with  the  signature(s)  of  the registered  owner(s) on: (1) a separate  instrument of assignment,  which should specify the total  number of shares to be redeemed  (this  "stock  power" may be obtained  from the Fund or from most banks or stock  brokers);  or (2) all stock certificates tendered for redemption.

                  ADDITIONAL PURCHASE AND REDEMPTION POLICIES

We reserve the right to:

o Waive or increase  the minimum  investment  requirements  with  respect to any person or class of persons,  which include  shareholders  of the Funds'  special investment programs.

o Cancel or change the telephone  investment  service,  the  telephone  exchange service and the automatic  monthly  investment  plan without prior notice to you where in the best interest of the Funds and their investors.

o Cancel or change the telephone redemption service at any time without notice.

o Begin  charging a fee for the  telephone  investment  service or the automatic monthly  investment  plan and to cancel or change  these  services  upon 15 days written notice to you.

o Begin charging a fee for the systematic  redemption  plan upon 30 days written notice to you.

o Waive signature  guarantee  requirements in certain instances where it appears reasonable  to do  so  and  will  not  unduly  affect  the  interests  of  other shareholders.  We may waive the signature guarantee requirement if you authorize the  telephone  redemption  methods  at the same  time you  submit  the  initial application to purchase shares.

o Require  signature  guarantees if there appears to be a pattern of redemptions designed  to avoid the  signature  guarantee  requirement,  or if we have  other reason to believe that this  requirement  would be in the best  interests of the
Funds and their shareholders.

Market timers. The Funds may refuse to sell shares to market timers. You will be considered a market timer if you have (i)  requested a redemption of Fund shares within two weeks of an earlier purchase request,  (ii) make investments of large amounts  of $1  million  or more  followed  by a  redemption  request  in  close proximity to the purchase or (iii)  otherwise  seem to follow a timing  pattern.
Shares under common ownership or control are combined for these purposes.

                         HOW SHARE PRICE IS DETERMINED

The net asset value per share of each Fund's  portfolio is computed  once daily, as described in the  prospectus,  Monday  through  Friday,  at the specific time during the day that the Board of Trustees sets at least annually, except on days on  which  changes  in the  value  of a  Fund's  portfolio  securities  will not materially  affect the net asset  value,  or days  during  which no  security is tendered  for  redemption  and no order to  purchase  or sell such  security  is received by the Fund, or the following holidays:

     New Year's Day                 January 1

     Martin Luther King, Jr.        Third Monday in
         Day                        January

     Presidents' Holiday            Third Monday in February

     Good Friday                    Friday before Easter

     Memorial Day                   Last Monday in May

     Independence Day               July 4

     Labor Day                      First Monday in September

     Thanksgiving Day               Fourth Thursday in November

     Christmas Day                  December 25

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

2001 Tax Act.  On June 7, 2001,  President  Bush  signed  into law the  Economic
Growth  and Tax  Relief  Reconciliation  Act of 2001 (the Tax Act).  The Tax Act
includes  provisions  that  significantly  reduce  individual  income tax rates, provide  for  marriage  penalty  relief,  eliminate  current  phase-outs  of the standard  deduction  and personal  exemptions,  provide for  additional  savings
incentives  for   individuals   (generally  by  increasing  the  maximum  annual
contribution  limits applicable to retirement and education  savings  programs), and provide for limited estate, gift and  generation-skipping  tax relief. While these provisions have an important tax impact on individual investors in a Fund, their impact on the Fund itself are limited (as is  discussed  in the  following paragraphs).

Distributions of net investment income. In general,  the Funds receive income in the form of  dividends  or  interest on their  investments.  This  income,  less expenses  incurred  in  the  operation  of a  Fund,  constitutes  a  Fund's  net investment  income from which  dividends may be paid to investors.  If you are a taxable  investor,  any income the Fund pays will be  taxable  to  investors  as ordinary  income,  whether  the  investors  take  them in cash or in  additional shares.

Distributions  of capital gains. In general,  the Funds may derive capital gains and losses in connection  with sales or other  dispositions  of their  portfolio securities.  Distributions from net short-term capital gains will be distributed and taxed as ordinary  income.  Distributions  from net long-term  capital gains will be taxable  as  long-term  capital  gain,  regardless  of how long the Fund shares have been held.  Any net capital gains  realized by a Fund generally will be distributed once each year, but they may be distributed  more frequently,  if necessary to reduce or eliminate excise or income taxes on the Fund.

Taxation of five year gains - Shareholders  in the 10 and 15% federal  brackets.
If you  are  in  the 10 or 15%  individual  income  tax  bracket,  capital  gain distributions are generally subject to a maximum rate of tax of 10%. However, if you receive  distributions  from a Fund's sale of securities  held for more than five years,  these gains are subject to a maximum rate of tax of 8%. A Fund will inform you in  January of the  portion of any  capital  gain  distributions  you received for the  previous  year that were five year gains  qualifying  for this reduced tax rate.

Shareholders  in  higher  federal  brackets.  If you are in a higher  individual income tax bracket (for  example,  the 25%,  28%, 33% or 35% brackets when these brackets are fully phased-in in the year 2006),  capital gain  distributions are generally  subject to a maximum rate of tax of 20%.  Beginning in the year 2006, any  distributions  from a Fund's sale of securities  purchased after January 1,
2001 and held for more than five years will be subject to a maximum  rate of tax of 18%.

You may,  however,  elect to mark your Fund  shares to market as of  January  2,
2001. If you make this election,  any Fund shares that you acquired  before this date will also be eligible for the 18% maximum  rate of tax,  beginning in 2006.
However,  in  making  the  election,  you  are  required  to  pay a tax  on  any appreciation  in the value of your Fund  shares as of January  2,  2001,  and to restart your holding period in the shares as of that date. The election does not apply to Fund shares redeemed on or before January 2, 2002.

Information  on the amount and tax  character of  distributions.  The Funds will inform you of the amount of your  ordinary  income  dividends  and capital gains distributions at the time they are paid, and will advise you of their tax status for federal  income tax purposes  shortly after the close of each calendar year.
If you have not held Fund  shares  for a full  year,  a Fund may  designate  and distribute to you, as ordinary  income or capital  gains, a percentage of income that is not equal to the actual  amount of such income  earned during the period of your investment in the Fund.

Election to be taxed as a regulated investment company. Each Fund has elected to be treated as a regulated  investment company under Subchapter M of the Internal
Revenue  Code and  intends to so qualify  during the  current  fiscal  year.  As regulated investment companies, the Funds generally pay no federal income tax on the income and gains they distribute to you. The Board of Trustees  reserves the right not to maintain  the  qualification  of a Fund as a  regulated  investment company if it determines this course of action to be beneficial to shareholders.
In that case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of such Fund's earnings and profits.

Excise  tax  distribution  requirements.  To avoid  federal  excise  taxes,  the
Internal  Revenue Code requires each Fund to distribute to you by December 31 of each year, at a minimum,  the  following  amounts:  98% of its taxable  ordinary income  earned  during the  calendar  year;  98% of its capital  gain net income earned  during  the  twelve  month  period  ending  October  31; and 100% of any undistributed  amounts from the prior year. Each Fund intends to declare and pay these amounts twice a year,  usually in June and in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

Redemption  of Fund  shares.  Redemptions  (including  redemptions  in-kind) and exchanges of Fund shares are taxable  transactions  for federal and state income tax purposes.  If you redeem your Fund shares,  or exchange your Fund shares for shares of a different Gold Prospector Fund, the IRS will require that you report any gain or loss on your  redemption  or exchange.  If you hold your shares as a capital  asset,  any gain or loss that you realize  will be capital gain or loss and will be long-term or  short-term,  generally  depending on how long you hold your shares.

All or a portion of any loss that you realize upon the  redemption  of your fund shares will be  disallowed  to the extent that you buy other shares in such fund
(through  reinvestment of dividends or otherwise) within 30 days before or after your share  redemption.  Any loss disallowed  under these rules will be added to your tax basis in the new shares you buy.

U.S.  government   obligations  -  Income  earned  on  certain  U.S.  government obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest  earned on direct  obligations o the U.S.  government,  subject in some states to minimum  investment or reporting  requirements that must be met by the
Fund.  Income  on  Fund  investments  in  other  certain  obligations,  such  as repurchase agreements collateralized by U.S. government obligations,  commercial paper and federal agency-backed  obligations (e.g., Government National Mortgage
Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

Dividends-received   deduction  for   corporations.   If  you  are  a  corporate
shareholder,  you should note that only a small percentage of the dividends paid
by  the  Funds  for  this   fiscal   year  are   expected  to  qualify  for  the
dividends-received  deduction.  In some  circumstances,  you may be  allowed  to deduct  these  qualified  dividends,  thereby  reducing  the tax that you  would otherwise  be  required  to  pay  on  these  dividends.  The  dividends-received deduction  will be available  only with respect to dividends  designated by such
Fund as eligible  for such  treatment.  All  dividends  (including  the deducted
portion)  must  be  included  in  your   alternative   minimum   taxable  income
calculation.

Investment in complex securities - A Fund may invest in complex securities, such as  covered  call  options,  that  could  affect  whether  gains  and  losses it recognizes are treated as ordinary  income or capital gains, or could affect the amount,  timing  and/or tax character of income  distributed  to you. A Fund may also invest in securities issued or purchased at a discount, such as zero coupon securities,  that  could  require  it to accrue  and  distribute  income not yet received. In order to generate sufficient cash to make these distributions,  the
Fund could be required to sell  securities  in its  portfolio  that it otherwise might have continued to hold. These rules could affect the amount, timing and/or tax character of income distributed to you.

                Control Persons and Principal Holders of Shares

Certain  officers  and  Trustees  of Gold  Prospector  Funds are also  officers, directors  or  trustees  or  both  of  Gold  Capital  Management,  Inc.  or  its affiliates.  As of November 30, 2001,  which was prior to the public offering of the Funds' shares, Gold Capital Management, Inc., was the holder of 100% of each
Fund's  shares and there were no other control  persons or principal  holders of shares of the  Funds.  Control  persons  are  persons  deemed to  control a Fund because  they  own  beneficially  25%  of  the  outstanding  equity  securities.
Principal  holders  are  persons  that own  beneficially  5% or more of a Fund's outstanding equity securities.

MANAGEMENT AND ADVISORY  SERVICES Gold Capital  Management,  Inc.  serves as the
Funds' manager and investment  adviser  pursuant to a Management  Agreement with the Trust dated  __________,  2001. As manager,  Gold Capital  Management,  Inc.
provides or obtains at its own cost most of the services required to operate the
Funds   including   transfer   agency,   fund   accounting,   custody  and  fund
administration.  Gold Capital Management, Inc. also provides investment advisory services  and is  responsible  for  managing  the assets  and making  investment decisions for each Fund. Gold Capital Management, Inc. has its principal offices at 10975 El Monte, Suite 224, Overland Park, Kansas 66211.

Under the  Management  Agreement,  the Equity Fund and Money Market Fund pay the
Advisor a monthly fee  computed on average  daily net assets of each Fund at the annual rate of 0.75% for the Equity  Fund,  and 0.50% for the Money Market Fund.
The management fees are computed and accrued daily and are payable monthly.

The  Management  Agreement  provides for the Funds to pay for all other services and expenses not specifically assumed by the Advisor.  Examples of expenses paid by the Funds include  registration  fees,  foreign custody and accounting  fees, printing and distribution of shareholder  reports,  independent Trustee fees and expenses and fees of outside legal and accounting firms. In addition,  operating expenses not  required in the normal  operation of the Funds are also payable by the Funds.  These expenses  include taxes,  interest,  governmental  charges and fees,  including  registration  of the Funds with the  Securities  and  Exchange
Commission,  and the fees payable to various States,  brokerage costs, dues, and all extraordinary  costs including expenses arising out of anticipated or actual litigation or administrative  proceedings.  The Advisor has agreed to waive fees and/or make  payments  to limit Fund  expenses  in order to limit  annual  total operating  expenses of the Equity Fund and the Money  Market  Funds to 1.05% and
0.55%, respectively, of the average daily net assets of each Fund. To the extent that the Adviser waives fees or pays expenses, it may seek to recoup such waived fees or  expense  payments  if Fund  expenses  decrease  so that fee  waivers or payments are no longer  necessary to maintain expense  limitations.  The Adviser may  only  recoup  amounts  it  waived  and/or  paid  within  three  years.  The contractual  expense limitation  arrangement expires annually as of December 31, and can be renewed by the Adviser and the Funds' Board of Trustees each year.

[Description of Gold Capital Management,  Inc.'s corporate structure,  ownership and control persons to be provided]. Gold Capital Management,  Inc. is a leading midwest brokerage and investment management firm. Its clients include commercial banks, trusts,  qualified retirement plans,  insurance companies,  corporations, government entities,  foundations and high net worthy individuals.  [The firm is registered as an investment adviser under the Investment Advisers Act of 1940.]

The Fund's  shares are made  available  to  participants  in  employer-sponsored retirement  or  savings  plans  and  to  persons  purchasing  through  financial intermediaries,  such as banks,  broker-dealers  and  insurance  companies.  The
Fund's  distributor  enters into contracts  with various banks,  broker-dealers,
insurance   companies   and  other   financial   intermediaries   ("third  party
distributors")  with  respect to the sale of the Fund's  shares,  the use of the
Fund's shares in various investment products,  and/or in connection with various
financial  services.   In  addition  to  distribution   services,   third  party
distributors may perform certain  administrative  services,  like record-keeping and general  administration,  that are usually  provided by the Fund's  transfer agent.  To enable the Fund's  shares to be made  available  through  these third party  distributors  and to compensate them for their services,  the Fund pays a
12b-1 service or distribution fee of 0.25% per annum.

                        GENERAL INFORMATION AND HISTORY

Gold Prospector Funds (the "Trust") which consists of two separate series - Gold
Prospector Equity Fund series and Gold Prospector Money Market Fund series - was organized as a business trust under the Delaware  Business Trust Act on July 23,
2001. Each series  represents  interests in a separate  portfolio of investments and is subject to separate  liabilities.  Shares of each series are  entitled to vote as a series only to the extent  required by the 1940 Act or as permitted by the  Trustees.  The  beneficial  interest  of each  series  is  divided  into an unlimited  number of shares,  with no par value.  Each share has equal dividend, voting, liquidation and redemption rights. There are no conversion or preemptive rights.  Shares, when issued,  will be fully paid and nonassessable.  Fractional shares  have  proportional  voting  rights.  Shares will be  maintained  in open accounts on the books of the transfer agent,  and  certificates  for shares will generally  not be  issued.  The Trust  does not  intend to hold  regular  annual shareholder meetings. Upon the Trust's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

If they  deem it  advisable  and in the  best  interests  of  shareholders,  the
Trustees may create  additional series of shares and may create multiple classes of shares of each  series,  which may differ from each other as to expenses  and dividends.

Code of Ethics. Each Fund, its investment adviser and principal underwriter have each adopted a code of ethics,  as required by federal  securities  laws.  Under each code of ethics,  persons who are designated as access persons may engage in personal securities  transactions,  including  transactions involving securities that  may be  purchased  or  sold  by  any  Fund,  subject  to  certain  general restrictions and procedures. Each code of ethics contains provisions designed to substantially  comply  with  the  recommendations  contained  in the  Investment
Company Institute's 1994 Report of the Advisory Group on Personal Investing. The
codes of ethics are on file with the Securities and Exchange Commission.

                             OFFICERS AND TRUSTEES

The officers of the Trust manage the Trust's day-to-day  operations  pursuant to the laws of the State of  Delaware.  The  Trust's  officers  and its Advisor are subject to the  supervision  and control of the Board of Trustees.  The Trustees
have  approved   contracts  under  which  certain  companies  provide  essential management  services to the Funds.  The Funds pay the fees for the  Trustees who are not  "interested  persons"  (as defined in the 1940 Act) of the Trust or the
Advisor.

The  following  table  lists the name,  age,  and  address of the  officers  and
Trustees of the Trust.

*Larry D. Armel (59), Trustee.  Previously  President and Director,  Jones &
Babson, Inc. and of each of the Babson Funds, UMB Scout Funds, Buffalo Funds and the Investors Mark Series Fund,  Inc.; 12618 Cedar Street,  Shawnee Mission,  KS
66209-3148.

[Attention SEC staff: The registrant  intends to file a pre-effective  amendment that includes the names of the  remaining  persons who will serve as Trustees of the Trust.  The registrant  also  represents  that the Board of Trustees will be comprised  of a majority of persons  who are not  interested  trustees,  and the
Board will be structured in a manner that meets all 1940 Act requirements.]

P.  Bradley  Adams (41),  Vice  President  and  Treasurer.  Vice  President  and
Treasurer,  Jones & Babson,  Inc., and each of the Babson and Buffalo Funds,
Principal Financial Officer, Investors Mark Series Fund, Inc. and J&B Funds.

Martin  A.  Cramer  (51),  Principal  Executive  Officer,   Vice  President  and
Secretary.  Vice President and Secretary,  Jones & Babson, Inc., and each of the Babson and Buffalo Funds;  Secretary and Assistant Vice  President,  J&B
Funds; Secretary, Investors Mark Series Fund, Inc.

Guy Cooke (40), Vice President and Chief  Compliance  Officer.  Chief Compliance
Officer, Jones & Babson, Inc.; Vice President of each of the Babson, J&B and Buffalo Funds.  He joined Jones &  Babson in 1998. Mr. Cooke  previously served as chief compliance officer for another mutual fund family.

[description of independent  trustee  compensation  scheme will be provided in a pre-effective amendment]

                                   CUSTODIAN

The Funds' assets are held for safekeeping by an independent custodian, Northern
Trust Bank, Chicago,  Illinois ("NTB").  This means NTB, rather than a Fund, has possession of the Fund's cash and  securities.  NTB is not  responsible  for any
Fund's investment management or administration.  But, as directed by the Trust's officers, it delivers cash to those who have sold securities to a Fund in return for such securities,  and to those who have purchased portfolio  securities from the Fund, it delivers such  securities in return for their cash purchase  price.
It also collects income directly from issuers of securities  owned by a Fund and holds this for payment to shareholders  after deduction of the Fund's  expenses.
The custodian is compensated for its services by the Advisor.

                        ADMINISTRATOR AND TRANSFER AGENT

[to be provided]

                              INDEPENDENT AUDITORS

The Trust's  financial  statements are audited annually by independent  auditors approved  by the  Trustees  each year.  Ernst &  Young LLP,  One Kansas City
Place, 1200 Main Street,  Suite 2000, Kansas City, Missouri 64105, serves as the
Trust's present independent auditor.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's - Moody's  commercial  paper  rating is an opinion of the  ability of an issuer  to repay  punctually  promissory  obligations  not  having  an  original maturity in excess of nine  months.  Moody's has one rating - prime.  Every such prime rating  means  Moody's  believes  that the  commercial  paper note will be redeemed  as agreed.  Within  this  single  rating  category  are the  following classifications:

            Prime - 1      Highest Quality

            Prime - 2      Higher Quality

            Prime - 3      High Quality

The  criteria  used by Moody's for rating a  commercial  paper issuer under this graded  system  include,  but are not  limited  to the  following  factors:  (1)
evaluation of the management of the issuer;

(2) economic  evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;

(3) evaluation of the issuer's  products in relation to competition and customer acceptance;

(4) liquidity;

(5) amount and quality of long-term debt;

(6) trend of earnings over a period of ten years;

(7) financial  strength of a parent company and  relationships  which exist with the issuer; and

(8)  recognition by the  management of  obligations  which may be present or may arise as a result of public  interest  questions and  preparations  to meet such obligations.

S&P - Standard & Poor's commercial paper rating is a current  assessment of the likelihood of timely repayment of debt having an original  maturity of no more than 270 days.  Ratings are graded into four  categories,  ranging from "A"
for the highest quality  obligations to "D" for the lowest.  The four categories are as follows:

"A" Issues  assigned  this  highest  rating are  regarded as having the greatest capacity for timely  payment.  Issues in this category are further  refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

"A-1" This  designation  indicates  that the degree of safety  regarding  timely payment is very strong.

"A-2"  Capacity for timely  payment on issues with this  designation  is strong.
However, the relative degree of safety is not as overwhelming.

"A-3" Issues carrying this designation  have a satisfactory  capacity for timely payment.  They are, however,  somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

"B" Issues rated "B" are regarded as having only an adequate capacity for timely payment.  Furthermore,  such  capacity may be damaged by changing  conditions or short-term adversities.

"C" This rating is  assigned  to  short-term  debt  obligations  with a doubtful capacity for payment.

"D" This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

FINANCIAL STATEMENTS [Seed money financial statements. To be filled in a pre-effective amendment]

#457991.2

                              FINANCIAL STATEMENTS
        [Seed money financial statements. To be filled in a pre-effective amendment]

                                GOLD PROSPECTOR FUNDS

                                        PART C

                                  OTHER INFORMATION

ITEM 23.    EXHIBITS.

          (a)  Governing Documents.

               (1)  Registrant's  Agreement and  Declaration of Trust  effective
                    July 23, 2001 is  electronically  filed  herewith as Exhibit
                    No. EX-99.a.1.

               (2)  Registrant's  Certificate  of Trust as filed in the State of
                    Delaware on July 23, 2001 is  electronically  filed herewith as Exhibit No. EX-99.a.2.

          (b)  By-Laws.

               To be filed by amendment.

          (c)  Instruments Defining Rights of Security Holders.

               See Article  III,  "Shares" and Article V  "Shareholders'  Voting
               Powers  and   Meetings"  of  the   Registrant's   Agreement   and
               Declaration of Trust.

               [See  also,   Article  II  "Meetings  of   Shareholders"  of  the
               Registrant's By-laws.]

          (d)  Investment Advisory Contracts.

               To be filed by amendment.

          (e)  Underwriting Contracts.

               To be filed by amendment.

          (f)  Bonus or Profit Sharing Contracts.

               Not applicable.

          (g)  Custodian Agreements.

               To be filed by amendment.

          (h)  Other Material Contracts.

               (1)  Transfer  Agency   Agreement   between  the  Registrant  and
                    [________________].

                    To be filed by amendment.

               (2)  Fund  Administration  and Accounting  Agreement  between the
                    Registrant and [______________].

                    To be filed by amendment.

          (i)  Legal Opinion.

               To be filed by amendment.

          (j)  Other Opinions.

               To be filed by amendment.

          (k)  Omitted Financial Statements.

               Not Applicable.

          (l)  Initial Capital Agreements

               Not applicable.

          (m)  Rule 12b-1 Plan.

               To be filed by amendment.

          (n)  Form of Multiple Class Plan of the Registrant

               Not applicable.

          (p)  Code of Ethics.

               To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

          None.

ITEM 25. INDEMNIFICATION.

     Article  VII,  Section  2(a) of the  Agreement  and  Declaration  of  Trust
provides  that to the  fullest  extent  that  limitations  on the  liability  of
Trustees  and officers are  permitted  by the Delaware  Business  Trust Act, the officers and Trustees  shall not be  responsible  or liable in any event for any act or omission of: any agent or employee of the Trust;  any Investment  Adviser or  Principal  Underwriter  of the Trust;  or with  respect to each  Trustee and officer, the act or omission of any other Trustee or officer,  respectively. The
Trust,  out of the Trust  Property,  shall  indemnify and hold harmless each and every  officer  and  Trustee  from and  against  any and all claims and  demands whatsoever arising out of or related to such officer's or Trustee's  performance of his or her duties as an officer or Trustee of the Trust.  This  limitation on liability  applies to events  occurring at the time a Person serves as a Trustee or  officer of the Trust  whether or not such  Person is a Trustee or officer at the time of any  proceeding  in which  liability  is  asserted.  Nothing  herein contained shall indemnify,  hold harmless or protect any officer or Trustee from or against any  liability to the Trust or any  Shareholder  to which such Person would otherwise be subject by reason of willful  misfeasance,  bad faith,  gross negligence or reckless  disregard of the duties  involved in the conduct of such
Person's office.

     Article  VII,  Section  2(b)  provides  that every  note,  bond,  contract,
instrument,   certificate  or  undertaking  and  every  other  act  or  document whatsoever  issued,  executed or done by or on behalf of the Trust, the officers or  the  Trustees  or any  of  them  in  connection  with  the  Trust  shall  be conclusively deemed to have been issued,  executed or done only in such Person's capacity  as  Trustee  and/or  as  officer,  and such  Trustee  or  officer,  as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.

     [Also, see Article VI of the Registrant's By-Laws.]

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER.

     The  Registrant's   manager,   advisor  and  distributor  is  Gold  Capital
Management,  Inc.,  a subsidiary  of Gold Banc  Corporation,  Inc.  Gold Capital
Management,  Inc. is a brokerage  and  investment  management  firm that manages diversified portfolios including stock, bond and money market accounts.  Clients include  commercial  banks  located  primarily  in Kansas,  Missouri,  Oklahoma,
Nebraska and Iowa, as well as trusts,  pension plans,  401(k)  investment plans, insurance companies, commercial businesses, government entities, foundations and high net worth  individuals.  The firm is dually  registered  with the SEC as an investment adviser and broker-dealer, and is a member of the NASD and SIPC. Gold
Capital Management, Inc. also operates retail brokerage centers in several banks belonging to the Gold Banc family.

     For  information  as  to  any  other  business,  profession,   vocation  or
employment  of a  substantial  nature in which each  Director  or officer of the manager  is or has  been  engaged  for his own  account  or in the  capacity  of
Director, officer, employee, partner or trustee within the last two fiscal years
of  the  Registrant,   reference  is  made  to  the  manager's  Form  ADV  (File
#[___-_______])  currently  on  file  with  the  U.S.  Securities  and  Exchange
Commission as required by the Investment Advisers Act of 1940, as amended.

ITEM 27. PRINCIPAL UNDERWRITER.

     (a)  Gold Capital  Management,  Inc. does not act as principal  underwriter for  any  other  investment  companies,  but  acts  as the  investment manager, advisor and distributor for the Fund.

     (b)  Herewith  is the  information  required  by the  following  table with respect to each director,  officer or partner of the only  underwriter named in answer to Item 20 of Part B:

    Name and Principal           Position & Offices        Positions & Offices
     Business Address             with Underwriter           with Registrant
     ----------------             ----------------           ---------------

J. Daniel Stepp               Chairman, President and             None
10975 El Monte, Suite 225             Director
Overland Park, KS 66211

David B. Anderson           Vice President and Director     [______________]
10975 El Monte, Suite 225
Overland Park, KS 66211

Greg Benard                        Vice President                 None
10975 El Monte, Suite 225
Overland Park, KS 66211

Thomas L. Keaveny           Vice President and Director           None
10975 El Monte, Suite 225
Overland Park, KS 66211

Pamela R. Kasper              Secretary and Treasurer             None
10975 El Monte, Suite 225
Overland Park, KS 66211

Malcolm M. Aslin                      Director              [_______________]
10975 El Monte, Suite 225
Overland Park, KS 66211

     (c)  Not applicable.

ITEM 28. LOCATION OF ACOUNTS AND RECORDS.

     Each account,  book or other document  required to be maintained by Section
31(a) of the  Investment  Company  Act of 1940,  as  amended  and  Rules (17 CFR
270-31a-1 to 31a-3)  promulgated  thereunder,  is in the physical  possession of
Gold Capital  Management,  Inc., at 10975 El Monte, Suite 225, Overland Park, KS
66211.

ITEM 29. MANAGEMENT SERVICES.

     There are no management  related service  contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS.

     Insofar as  indemnification  for liability arising under the Securities Act of 1933 may be permitted to Trustees,  officers and  controlling  persons of the
Registrant  pursuant  to the  provisions  described  in  response to Item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and  Exchange  Commission  such  indemnification  is  against  public  policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for  indemnification  against  such  liabilities  (other than the payment by the registrant  of expenses  incurred or paid by a Trustee,  officer or  controlling person of the  Registrant  in the  successful  defense  of any  action,  suit or proceeding)  is  asserted  by such  Trustee,  officer or  controlling  person in connection with the securities being registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit  to a  court  of  appropriate  jurisdiction  the  question  whether  such indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the
"1933 Act") and the Investment  Company Act of 1940, as amended,  the Registrant has duly caused this  Registration  Statement  to be signed on its behalf by the undersigned,  duly  authorized,  in the City of  Kansas  City,  and the State of
Missouri on the 9th day of August, 2001.

                                          GOLD PROSPECTOR FUNDS

                                          /s/ Larry D. Armel
                                          Larry D. Armel
                                          Trustee

     Pursuant to the requirements of the 1933 Act, this  Registration  Statement has been signed below by the following persons in the capacities and the date(s)
indicated.

Signature                       Title                          Date
---------                       -----                          ----

/s/ Larry D. Armel            Trustee                    August 9, 2001
Larry D. Armel

/s/ Martin A. Cramer    Principal Executive Officer,     August 9, 2001
Martin A. Cramer        Vice President and Secretary

/s/ P. Bradley Adams    Vice President and Treasurer     August 9, 2001
P. Bradley Adams

                                    EXHIBITS INDEX

                        EXHIBITS                              EXHIBIT NO.

Agreement and Declaration of Trust                             EX-99.a.1

Certificate of Trust                                           EX-99.a.2